Aristotle Core Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 42.7%	Par	Value
Communications - 4.3%
Alphabet, Inc., 5.65%, 02/15/2056	$ 7,350,000	$ 7,257,500
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	2,675,000	2,887,273
AT&T, Inc.
5.25%, 10/30/2036	10,150,000	9,971,228
3.50%, 09/15/2053	2,965,000	1,926,238
3.85%, 06/01/2060	4,550,000	3,041,306
Beacon Point DC LLC, 6.13%, 11/30/2042 (a)	8,000,000	8,071,927
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	17,200,000	17,555,153
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,152,446
3.85%, 04/01/2061	2,000,000	1,175,534
Comcast Corp., 2.89%, 11/01/2051	3,525,000	1,999,301
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	10,100,000	10,234,363
Meta Platforms, Inc.
5.25%, 05/15/2036	9,050,000	8,989,546
6.30%, 05/15/2056	5,300,000	5,279,242
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	18,705,000	17,791,384
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (a)	4,075,000	4,063,770
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)(b)	12,200,000	12,045,473
Verizon Communications, Inc.
3.40%, 03/22/2041	4,000,000	3,093,333
5.88%, 11/30/2055 (b)	4,100,000	3,980,457
6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056	5,600,000	5,663,549
6.05% to 05/14/2033 then 5 yr. CMT Rate + 1.81%, 05/14/2058	4,500,000	4,542,844
		132,721,867

Consumer Discretionary - 2.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	9,850,000	9,669,890
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	925,000	967,475
Amazon.com, Inc.
4.88%, 03/13/2036 (b)	4,000,000	3,939,115
5.45%, 11/20/2055 (b)	4,500,000	4,257,805
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	3,999,219	3,942,003
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	4,406,642	4,278,548
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	1,532,292	1,439,789
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)(b)	6,714,332	6,519,755
British Airways 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.30%, 12/15/2032 (a)	4,353,432	4,096,988
Ford Motor Credit Co. LLC, 4.13%, 08/17/2027	6,100,000	6,047,676
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)(b)	2,000,000	1,954,619
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	4,000,000	4,034,767
United Airlines 2018-1 Class AA Pass Through Trust, Series AA, 3.50%, 03/01/2030	3,694,369	3,566,831
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	764,168	742,990
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	7,311,432	7,611,346
		63,069,597

Consumer Staples - 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (b)	5,000,000	5,087,127
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%, 03/15/2034 (b)	710,000	775,147
5.95%, 04/20/2035	6,000,000	6,192,954
5.63%, 03/10/2037 (a)	6,200,000	6,178,021
Maple Parent Holdings Corp., 5.70%, 03/26/2036 (a)(b)	8,100,000	8,203,541

Mars, Inc., 5.20%, 03/01/2035 (a)(b)	8,700,000	8,737,544
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	3,375,000	3,419,907
		38,594,241

Energy - 2.9%
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (a)	8,050,000	8,011,955
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	2,925,000	2,928,870
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	8,450,000	8,092,255
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,656,280
5.60%, 09/01/2034	5,700,000	5,820,025
5.70%, 04/01/2035	2,600,000	2,669,641
5.00%, 05/15/2044 (c)	4,000,000	3,515,160
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	8,350,000	8,424,206
MPLX LP
5.50%, 06/01/2034	8,850,000	8,951,092
5.30%, 04/01/2036 (b)	7,500,000	7,396,885
5.65%, 03/01/2053	4,850,000	4,528,474
NGPL PipeCo LLC, 5.60%, 08/15/2036 (a)	7,100,000	7,063,524
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	9,500,000	9,532,059
Rio Grande LNG LLC, 5.50%, 01/30/2034 (a)	4,750,000	4,726,982
Targa Resources Corp., 5.55%, 08/15/2035	4,000,000	4,047,903
Venture Global LNG, Inc., 6.38%, 12/15/2034 (a)	1,675,000	1,647,115
		89,012,426

Financials - 21.0%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)(b)	6,250,000	5,623,133
AEGON Funding Co. LLC, 5.63%, 05/07/2036 (b)	6,300,000	6,271,670
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,750,000	1,773,634
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031 (a)	4,400,000	4,393,432
Allianz SE
6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual (a)(b)	3,400,000	3,459,095
6.50% to 04/30/2035 then 5 yr. CMT Rate + 2.23%, Perpetual (a)	4,000,000	4,019,840
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	3,378,000	3,465,943
Athene Global Funding, 5.54%, 08/22/2035 (a)(b)	8,025,000	7,901,926
Athene Holding Ltd., 6.63%, 05/19/2055 (b)	8,150,000	7,931,554
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028 (a)	5,000,000	5,066,267
6.25%, 01/15/2030 (a)	5,000,000	5,151,849
4.95%, 11/15/2030 (a)	2,000,000	1,972,531
5.25%, 01/15/2033 (a)	5,750,000	5,665,426
Aviation Capital Group LLC, 4.80%, 10/24/2030 (a)	4,000,000	3,962,612
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (a)	6,000,000	5,857,315
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	3,674,000	3,690,654
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,001,000	2,075,637
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	7,350,000	7,535,588
8.45% to 06/24/2036 then 5 yr. CMT Rate + 4.01%, Perpetual (a)	5,000,000	5,012,117
Banco Santander SA
4.55%, 11/06/2030	3,350,000	3,297,556
7.25% to 06/03/2036 then 5 yr. CMT Rate + 2.84%, Perpetual	3,850,000	3,915,218
Bank of America Corp.
5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	8,250,000	8,422,066
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	10,350,000	9,027,226
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	7,000,000	6,507,075
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	8,350,000	8,655,652
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036 (a)	5,000,000	4,905,348
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico

7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	1,150,000	1,188,525
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	7,000,000	7,469,952
Block, Inc., 3.50%, 06/01/2031 (b)	5,000,000	4,605,152
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	1,400,000	1,446,675
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	6,200,000	6,199,648
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)(b)	3,300,000	3,406,442
BPCE SA
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036 (a)	6,500,000	6,793,888
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (a)	6,500,000	6,681,016
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047 (a)(b)	8,000,000	7,864,239
Brixmor Operating Partnership LP
5.50%, 02/15/2034	2,300,000	2,351,117
5.75%, 02/15/2035	7,500,000	7,762,684
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	5,150,000	4,371,526
Capital One Financial Corp., 5.40% (SOFR + 1.51%), 01/30/2037 (b)	12,600,000	12,439,026
Citigroup, Inc.
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036 (b)	3,400,000	3,503,312
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	3,000,000	2,966,949
Cousins Properties LP, 4.88%, 03/01/2033	5,900,000	5,745,971
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)(b)	6,000,000	5,883,160
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual (a)(b)	6,400,000	6,596,826
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	4,000,000	4,121,227
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037 (a)(b)	5,750,000	5,657,815
DAE Funding LLC, 4.95%, 01/15/2033 (a)	9,100,000	8,798,046
Danske Bank AS, 4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)	3,000,000	2,939,549
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	4,400,000	4,353,401
Global Payments, Inc.
5.40%, 03/15/2033	6,350,000	6,227,728
5.55%, 11/15/2035	3,900,000	3,782,537
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,795,531
5.25%, 02/15/2033	1,500,000	1,472,152
5.63%, 09/15/2034	10,650,000	10,572,188
6.25%, 09/15/2054 (b)	3,850,000	3,867,321
Goldman Sachs Group, Inc.
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034	4,100,000	4,084,715
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	4,900,000	5,083,029
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	3,000,000	2,947,788
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	2,150,000	2,184,382
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036	5,000,000	4,857,069
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	12,900,000	12,570,766
High Street Funding Trust III, 5.81%, 02/15/2055 (a)(b)	4,150,000	4,077,495
Host Hotels & Resorts LP
2.90%, 12/15/2031	3,000,000	2,687,916
5.70%, 07/01/2034	6,000,000	6,140,124
HSBC Holdings PLC
6.75% to 09/24/2031 then 5 yr. CMT Rate + 2.91%, Perpetual	6,600,000	6,660,839
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (b)	2,100,000	2,137,941
6.75% to 05/18/2033 then 5 yr. CMT Rate + 2.51%, Perpetual	3,000,000	3,021,207
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037 (b)	3,550,000	3,510,035
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	4,550,000	4,681,548
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	9,900,000	10,599,626
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	6,300,000	6,367,978
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	12,000,000	12,268,845
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	12,025,000	12,212,738
5.19% (SOFR + 1.30%), 02/05/2037	8,550,000	8,412,116
Kilroy Realty LP

5.88%, 10/15/2035	4,500,000	4,449,595
6.25%, 01/15/2036 (b)	8,700,000	8,833,411
Kite Realty Group LP, 4.95%, 12/15/2031	6,000,000	5,987,805
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,322,823
Lloyds Banking Group PLC
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual (b)	3,900,000	4,009,415
6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual (b)	6,400,000	6,378,065
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	500,000	515,445
LPL Holdings, Inc., 5.75%, 06/15/2035	4,350,000	4,362,733
MetLife, Inc.
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	3,024,529
5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056 (b)	5,775,000	5,700,000
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 1 yr. CMT Rate + 0.93%, 09/12/2036	5,350,000	5,315,853
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,378,843
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	5,300,000	5,414,139
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	3,900,000	4,005,528
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,150,000	12,278,268
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036 (b)	3,000,000	2,906,415
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)	8,800,000	8,894,591
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	8,300,000	8,561,663
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)(b)	8,300,000	8,605,435
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	4,000,000	3,928,042
4.95%, 01/15/2035	6,850,000	6,717,359
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	7,700,000	7,669,155
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	5,350,000	5,259,178
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	3,325,000	3,383,676
Royal Bank of Canada, 6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	16,350,000	16,269,748
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	3,800,000	3,739,232
Sumisho Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	8,725,000	8,548,278
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056 (a)	8,150,000	8,230,148
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	4,100,000	4,128,585
UBS Group AG
6.63% to 07/08/2031 then USISSO05 + 3.24%, Perpetual (a)	3,800,000	3,824,396
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)(b)	9,450,000	9,989,746
6.88% to 12/05/2032 then USISSO05 + 3.09%, Perpetual (a)	3,600,000	3,611,528
VICI Properties LP
5.13%, 11/15/2031	7,000,000	6,971,270
5.13%, 05/15/2032	2,400,000	2,380,917
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029 (a)	4,081,000	4,006,767
Wells Fargo & Co.
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (b)	9,025,000	9,202,232
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	850,000	848,823
4.96% (SOFR + 1.10%), 01/23/2037 (b)	13,050,000	12,745,235
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	6,350,000	6,405,088
		646,734,083

Health Care - 1.4%
CVS Health Corp., 5.45%, 09/15/2035 (b)	6,000,000	6,080,097
HCA, Inc.
4.90%, 11/15/2035	3,850,000	3,729,928
5.70%, 11/15/2055 (b)	2,350,000	2,240,585
Highmark, Inc., 5.75%, 05/15/2036 (a)	4,300,000	4,335,062
Horseshoe Funding Trust I, 6.06%, 02/15/2036 (a)	3,450,000	3,506,059
UnitedHealth Group, Inc.
5.15%, 07/15/2034	5,000,000	5,047,147
5.75%, 07/15/2064	5,350,000	5,230,322
Universal Health Services, Inc., 4.63%, 10/15/2029	6,000,000	5,927,634

VSP Optical Group, Inc.
5.40%, 06/01/2033 (a)	4,250,000	4,262,771
5.45%, 12/01/2035 (a)	4,000,000	3,978,032
		44,337,637

Industrials - 1.7%
Boeing Co., 6.53%, 05/01/2034	5,250,000	5,713,440
Flowserve Corp., 5.70%, 05/15/2036 (b)	6,950,000	6,987,805
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	925,000	948,723
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (a)	10,000,000	9,851,056
nVent Finance Sarl, 2.75%, 11/15/2031	4,300,000	3,844,290
Quanta Services, Inc., 5.25%, 08/09/2034 (b)	5,200,000	5,261,026
Weir Group, Inc., 5.35%, 05/06/2030 (a)	5,925,000	5,978,837
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	4,200,000	4,308,440
WSP Global, Inc., 5.71%, 09/18/2036 (a)	9,300,000	9,204,588
		52,098,205

Materials - 0.3%
Glencore Funding LLC, 5.20%, 07/01/2033 (a)	7,400,000	7,407,372
Sword Purchaser LLC, 8.25%, 04/15/2033 (a)	2,600,000	2,691,884
		10,099,256

Technology - 2.1%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)(b)	5,000,000	4,879,636
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	3,000,000	2,955,580
Foundry JV Holdco LLC, 5.88%, 01/25/2034 (a)	2,500,000	2,542,381
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	5,050,000	4,949,490
Intel Corp., 5.30%, 05/15/2036	5,950,000	5,922,959
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 (b)	6,500,000	5,416,900
Marvell Technology, Inc., 5.30%, 04/15/2036 (b)	9,800,000	9,754,901
Oracle Corp.
3.90%, 05/15/2035	3,450,000	2,928,351
5.70%, 02/04/2036	5,600,000	5,425,316
5.50%, 09/27/2064	5,750,000	4,450,995
Salesforce, Inc., 5.55%, 03/15/2036	9,100,000	9,096,850
TD SYNNEX Corp., 5.30%, 10/10/2035	4,750,000	4,678,159
		63,001,518

Utilities - 5.6%
AES Corp., 5.80%, 03/15/2032	11,900,000	12,063,025
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	4,850,000	4,825,458
Brooklyn Union Gas Co.
5.46%, 03/16/2036 (a)	8,000,000	7,967,704
6.42%, 07/18/2054 (a)	4,150,000	4,272,731
CenterPoint Energy, Inc.
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	6,040,000	6,234,639
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	3,250,000	3,250,413
Dominion Energy, Inc., 6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056	2,650,000	2,658,761
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,584,224
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053 (b)	3,675,000	3,778,227
Electricite de France SA, 5.25%, 04/22/2036 (a)(b)	8,150,000	8,003,977
Entergy Mississippi LLC, 5.05%, 04/15/2036	1,750,000	1,721,205
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,929,695
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,964,299
NextEra Energy Capital Holdings, Inc., 6.20% (5 yr. CMT Rate + 1.77%), 10/01/2056	5,250,000	5,246,998
Niagara Mohawk Power Corp., 5.11%, 01/12/2036 (a)	8,150,000	8,003,851
NiSource, Inc., 5.30%, 05/18/2036 (b)	4,100,000	4,104,692
NRG Energy, Inc., 5.88%, 05/15/2034 (a)	1,100,000	1,094,742

Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,236,540
Pacific Gas and Electric Co.
5.20%, 05/01/2036	2,550,000	2,477,800
5.60%, 08/15/2036	6,500,000	6,504,566
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055 (b)	5,850,000	5,913,584
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	3,900,000	3,875,458
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	2,000,337
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	11,928,557
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,571,412
Public Service Co. of Colorado, 5.05%, 06/15/2036	3,750,000	3,699,002
RWE Finance US LLC, 5.13%, 09/18/2035 (a)	4,000,000	3,905,179
San Diego Gas & Electric Co.
5.20%, 03/15/2036	5,200,000	5,177,313
5.95%, 03/15/2056	4,600,000	4,669,737
Sempra
5.25%, 03/15/2036 (b)	4,000,000	3,948,949
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	5,850,000	5,883,240
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,944,859
Southwestern Electric Power Co.
5.30%, 04/01/2033 (b)	2,300,000	2,335,408
5.20%, 04/01/2036	5,800,000	5,725,734
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,476,451	1,450,878
Vistra Operations Co. LLC
4.70%, 01/31/2031 (a)(b)	2,400,000	2,355,376
6.95%, 10/15/2033 (a)	2,000,000	2,177,264
5.70%, 12/30/2034 (a)	4,000,000	4,045,500
		171,531,334
TOTAL CORPORATE BONDS (Cost $1,320,104,975)		1,311,200,164

U.S. TREASURY SECURITIES - 18.3%	Par	Value
United States Treasury Note/Bond
3.88%, 03/31/2031	17,000,000	16,760,937
3.88%, 08/15/2033	16,350,000	15,901,333
4.50%, 11/15/2033	1,800,000	1,818,281
4.00%, 02/15/2034	28,200,000	27,555,586
4.38%, 05/15/2034	23,000,000	23,011,230
3.88%, 08/15/2034	18,500,000	17,871,289
4.25%, 11/15/2034	37,500,000	37,137,451
4.63%, 02/15/2035	35,300,000	35,863,973
4.25%, 05/15/2035	4,190,000	4,141,062
4.25%, 08/15/2035	39,000,000	38,507,930
4.13%, 02/15/2036	84,650,000	82,599,883
4.38%, 05/15/2036	1,100,000	1,094,242
1.13%, 05/15/2040	14,500,000	9,180,596
1.75%, 08/15/2041	22,000,000	14,753,320
4.00%, 11/15/2042	11,500,000	10,380,996
4.50%, 02/15/2044	19,500,000	18,576,797
4.13%, 08/15/2044	12,000,000	10,856,250
3.00%, 11/15/2044	13,000,000	9,947,539
4.63%, 11/15/2044	27,000,000	26,029,160
5.00%, 05/15/2046	4,000,000	4,030,312
2.25%, 08/15/2046	7,550,000	4,926,670
2.75%, 11/15/2047	2,000,000	1,410,391
1.25%, 05/15/2050	9,000,000	4,285,020
2.00%, 08/15/2051	30,000,000	17,087,109
1.88%, 11/15/2051	10,500,000	5,772,539
2.25%, 02/15/2052	16,500,000	9,938,994
2.88%, 05/15/2052	1,900,000	1,314,674

3.00%, 08/15/2052	14,000,000	9,928,516
3.63%, 05/15/2053	16,000,000	12,790,625
4.13%, 08/15/2053	30,600,000	26,736,152
4.75%, 11/15/2053	22,900,000	22,159,775
4.25%, 02/15/2054	24,800,000	22,132,547
4.75%, 02/15/2056	4,950,000	4,809,621
5.00%, 05/15/2056	13,650,000	13,796,098
TOTAL U.S. TREASURY SECURITIES (Cost $600,139,220)		563,106,898

MORTGAGE-BACKED SECURITIES - 13.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD8225, 3.00%, 07/01/2052	14,268,962	12,459,226
Pool SD8244, 4.00%, 09/01/2052	29,298,569	27,479,691
Pool SD8288, 5.00%, 01/01/2053	2,849,822	2,823,290
Pool SD8324, 5.50%, 05/01/2053	4,070,574	4,106,670
Pool SD8331, 5.50%, 06/01/2053	2,745,552	2,775,177
Pool SD8367, 5.50%, 10/01/2053	10,553,406	10,651,196
Pool SD8440, 6.50%, 06/01/2054	2,170,668	2,247,739
Pool SD8503, 4.00%, 02/01/2055	9,063,120	8,479,773
Federal National Mortgage Association
Pool BW2439, 5.00%, 01/01/2056	8,070,030	7,945,458
Pool CB9327, 5.50%, 10/01/2054	7,708,441	7,887,559
Pool CB9471, 5.00%, 11/01/2054	9,171,292	9,177,745
Pool FA0608, 5.50%, 02/01/2055	7,554,713	7,590,680
Pool FA0625, 5.00%, 02/01/2055	8,926,944	8,797,792
Pool FA4331, 4.00%, 08/01/2053	6,872,802	6,443,636
Pool FA5371, 4.00%, 10/01/2052	9,675,682	9,056,016
Pool FS0902, 3.50%, 07/01/2043	4,879,306	4,560,254
Pool FS3150, 5.00%, 11/01/2052	5,469,594	5,410,606
Pool FS3825, 4.50%, 04/01/2050	4,200,690	4,101,768
Pool FS5365, 3.00%, 02/01/2050	4,604,134	4,118,462
Pool FS6598, 3.50%, 08/01/2052	6,930,612	6,313,158
Pool FS7526, 3.00%, 10/01/2053	5,294,648	4,626,179
Pool MA4626, 4.00%, 06/01/2052	12,732,056	11,958,087
Pool MA4783, 4.00%, 10/01/2052	10,653,878	9,988,258
Pool MA5073, 6.00%, 07/01/2053	14,777,287	15,149,296
Pool MA5107, 5.50%, 08/01/2053	4,185,187	4,219,841
Pool MA5108, 6.00%, 08/01/2053	13,883,442	14,260,086
Pool MA5166, 6.00%, 10/01/2053	2,213,151	2,265,961
Pool MA5207, 4.00%, 11/01/2053	10,393,628	9,725,638
Pool MA5341, 4.00%, 04/01/2054	3,493,390	3,268,864
Pool MA5389, 6.00%, 06/01/2054	3,345,317	3,424,475
Pool MA5480, 5.50%, 09/01/2044	17,160,196	17,550,933
Pool MA5503, 5.50%, 10/01/2044	14,692,962	14,819,228
Pool MA5528, 4.00%, 11/01/2054	44,051,094	41,219,665
Pool MA5540, 5.50%, 11/01/2044	3,596,163	3,678,058
Pool MA5586, 5.50%, 01/01/2055	10,658,199	10,715,199
Pool MA5760, 5.50%, 07/01/2055	8,013,433	8,048,187
Pool MA6029, 5.00%, 04/01/2056	18,445,213	18,138,458
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	13,115,230	11,676,857
Pool MA8346, 4.00%, 10/20/2052	15,425,197	14,551,747
Pool MA8492, 6.00%, 12/20/2052	3,044,375	3,135,387
Pool MA8949, 6.00%, 06/20/2053	2,408,332	2,478,135
Pool MA9242, 6.00%, 10/20/2053	5,060,104	5,204,461
Pool MB0090, 4.50%, 12/20/2054	14,979,782	14,416,474
PNW Trust, Series 2026-ARTE, Class A, 5.34% (1 mo. Term SOFR + 1.71%), 04/15/2041 (a)	10,950,000	10,935,245
TOTAL MORTGAGE-BACKED SECURITIES (Cost $406,886,411)		407,880,615

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%	Par	Value
A&D Mortgage LLC
Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071 (a)(c)	5,612,037	5,554,531
Series 2026-NQM2, Class A1, 4.81%, 03/25/2071 (a)(d)	13,116,978	12,958,370
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070 (a)(c)	7,899,703	7,926,020
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(c)	8,560,994	8,584,452
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(c)	6,314,950	6,315,421
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(c)	7,037,486	7,074,350
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	6,617,289	6,623,773
Series 2026-3, Class A1, 5.51%, 06/25/2071 (a)(d)	10,400,000	10,411,204
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(c)	652,946	656,017
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064 (a)(c)	11,113,333	11,149,017
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(c)	5,165,384	5,175,621
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(c)	4,802,056	4,813,981
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(d)	8,725,000	8,817,454
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(c)	3,025,479	3,028,385
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	7,606,320	7,034,568
Series K-159, Class A2, 4.50%, 07/25/2033 (d)	1,500,000	1,490,663
Series K756, Class A2, 4.96%, 05/25/2031	26,400,000	26,912,060
Series K764, Class A2, 4.12%, 12/25/2032 (d)	31,940,000	31,140,836
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	25,113,267	21,531,907
GCAT, Series 2026-NQM2, Class A1A, 5.45%, 02/25/2071 (a)(c)	10,413,227	10,406,708
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(c)	2,462,584	2,465,522
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/2040 (a)(d)	3,500,000	3,557,812
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064 (a)(c)	2,614,843	2,614,062
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(c)	3,253,116	3,252,139
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	4,880,000	4,592,874
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(d)	3,457,644	3,464,666
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(c)	3,519,220	3,525,674
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(d)	7,203,932	7,151,145
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a)(c)	8,609,359	8,632,309
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(c)	2,073,083	2,081,200
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(c)	9,027,448	9,047,668
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065 (a)(c)	9,587,832	9,515,411
Series 2026-NQM6, Class A1A, 5.06%, 04/26/2066 (a)(c)	9,010,292	8,950,283
Series 2026-NQM8, Class A1A, 5.30%, 05/25/2066 (a)(c)	15,000,000	14,956,074
Series 2026-NQM9, Class A1A, 5.47%, 04/25/2066 (a)(c)	6,050,000	6,057,635
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(c)	7,126,138	7,139,369
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	5,156,000	5,214,678
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	1,010,000	900,451
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(d)	1,473,967	1,461,092
Velocity Commercial Capital Loan Trust 2024-1, Series 2025-1, Class A, 6.03%, 02/25/2055 (a)(d)	2,015,092	2,028,549
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $305,868,036)		304,213,951

BANK LOANS - 7.2%	Par	Value
Communications - 0.4%
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033	7,257,692	7,268,724
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.75%), 03/15/2030	4,276,981	4,310,384
		11,579,108

Consumer Discretionary - 1.7%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030	5,831,088	5,828,668
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032	1,977,519	1,980,772
Caesars Entertainment, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 02/06/2031	7,007,244	6,759,818

Chariot Buyer LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/08/2032	8,520,710	8,535,621
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031	7,508,544	7,163,639
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (6 mo. SOFR US + 3.00%), 05/04/2028	4,278,338	4,276,990
Six Flags Entertainment Corp., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 05/01/2031	2,410,609	2,391,590
Wand NewCo 3, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 01/30/2031	5,287,478	5,287,478
Whatabrands LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 08/03/2028	10,926,663	10,924,915
		53,149,491

Energy - 0.4%
Colossus Acquireco LLC, Senior Secured First Lien, 5.37% (3 mo. SOFR US + 1.75%), 01/10/2033	11,790,750	11,729,379

Financials - 0.9%
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 06/16/2031	4,921,380	4,763,329
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028	8,735,461	8,648,106
Focus Financial Partners LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/15/2031	5,223,684	5,108,475
IMA Financial Group, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 11/01/2028	5,890,936	5,881,923
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.90% (1 mo. Term SOFR + 3.25%), 06/17/2032	5,323,183	4,764,249
		29,166,082

Health Care - 0.2%
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033	7,750,000	7,593,411
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032	150,000	150,219
		7,743,630

Industrials - 2.2%
Azuria Water Solutions, Inc., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/28/2033	12,591,765	12,582,825
6.68% (1 mo. Term SOFR + 2.75%), 02/28/2033 (e)	1,308,235	1,307,306
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.89% (1 mo. SOFR US + 3.25%), 12/26/2030	12,271,044	12,125,387
7.14% (1 mo. SOFR US + 3.50%), 12/29/2032	2,660,000	2,632,296
Chart Industries, Inc., Senior Secured First Lien, 6.18% (3 mo. SOFR US + 2.50%), 03/18/2030	3,844,231	3,849,055
Dycom Industries, Inc., Senior Secured First Lien, 5.40% (3 mo. SOFR US + 1.75%), 01/27/2033	3,800,000	3,810,089
Indicor LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 11/23/2029	7,618,569	7,623,559
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	9,341,698	9,393,264
TransDigm, Inc., Senior Secured First Lien, 6.12% (1 mo. SOFR US + 2.50%), 02/28/2031	13,080,898	13,098,034
		66,421,815

Materials - 0.4%
Proampac PG Borrower LLC, Senior Secured First Lien
7.66% (3 mo. SOFR US + 4.00%), 03/07/2033	3,764,967	3,708,492
7.67% (3 mo. SOFR US + 4.00%), 03/07/2033	1,554,792	1,531,470
Sword Purchaser LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 04/11/2033	8,500,000	8,305,435
		13,545,397

Technology - 1.0%
Central Parent LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 3.25%), 07/06/2029	6,437,601	4,248,816
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033	3,900,000	3,567,408
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028	10,297,328	9,960,503
RealPage, Inc., Senior Secured First Lien, 7.11% (3 mo. SOFR US + 3.00%), 04/24/2028	6,205,058	5,815,318
UKG, Inc., Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031	6,312,827	5,959,877
		29,551,922

Utilities - 0.0% (f)
NRG Energy, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 04/28/2033	149,625	149,607
TOTAL BANK LOANS (Cost $227,502,489)		223,036,431

ASSET-BACKED SECURITIES - 6.0%	Par	Value
Consolidated Communications LLC
Series 2026-1A, Class A2, 5.08%, 03/20/2056 (a)	8,250,000	8,164,494
Series 2026-1A, Class C, 7.03%, 03/20/2056 (a)	3,500,000	3,517,172
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	1,981,417	1,975,857
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	3,907,840	3,907,516
FNA Trust, Series 2026-1, Class A, 5.51%, 04/16/2046 (a)(d)	3,629,316	3,614,411
GreenSky LLC
Series 2025-1A, Class A4, 5.22%, 03/25/2060 (a)	728,489	730,102
Series 2025-2A, Class A3, 5.02%, 06/25/2060 (a)	2,100,000	2,107,695
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	5,550,000	5,498,186
Hilton Grand Vacations, Inc.
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	1,461,879	1,479,250
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	640,392	641,472
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055 (a)	3,450,000	3,429,656
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	83,497	83,247
Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	627,878	623,979
Metronet Systems Holdings LLC, Series 2026-1A, Class A2, 5.27%, 04/20/2056 (a)	10,681,000	10,683,346
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	2,608,422	2,592,480
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	1,123,050	1,116,141
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	185,448	183,010
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,710,138	1,395,625
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	266,193	250,673
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	1,708,506	1,619,808
Series 2020-CA, Class A2A, 2.15%, 11/15/2068 (a)	243,584	234,424
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	6,145,119	5,703,961
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	271,438	255,416
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	220,406	206,508
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	371,489	349,251
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	938,729	779,638
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	295,015	269,285
Series 2021-BA, Class A, 0.94%, 07/15/2069 (a)	1,078,990	974,091
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	6,823,622	6,169,491
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	9,682,293	9,385,074
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	5,461,398	5,520,438
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	7,859,257	7,974,276
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	8,194,241	8,086,801
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)	1,702,690	1,686,774
Series 2026-A, Class A, 4.86%, 09/15/2056 (a)	2,560,610	2,551,087
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (a)	3,596,396	3,510,001
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	424,412	424,164
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	640,621	640,573
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(c)	4,725,639	4,593,971
Redaptive EAAS Issuer LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042 (a)	1,354,612	1,373,221
Research-Driven Pagaya Motor Asset Trust
Series 2026-3A, Class A3, 5.38%, 03/26/2035 (a)	2,400,000	2,401,041
Series 2026-3A, Class A4, 5.88%, 03/26/2035 (a)	3,725,000	3,731,581
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	1,025,412	1,033,027
SLM Student Loan Trust, Series 2004-3A, Class A6B, 4.48% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)	786,535	771,330
SMB Private Education Loan Trust
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	250,729	249,332
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	84,533	84,096
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	139,441	138,286
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	239,036	236,893
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	1,350,525	1,312,164
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	647,981	616,477

Series 2021-A, Class A2A2, 4.47% (1 mo. Term SOFR + 0.84%), 01/15/2053 (a)	369,884		364,021
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,723,415		1,582,286
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	990,631		939,668
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	5,834,847		5,593,030
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,409,715		1,386,354
Series 2023-C, Class A1A, 5.67%, 11/15/2052 (a)	3,139,978		3,167,238
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	5,197,523		5,223,537
Series 2024-C, Class A1A, 5.50%, 06/17/2052 (a)	5,458,080		5,505,727
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	7,881,223		7,816,078
Series 2026-A, Class A1A, 4.68%, 12/15/2053 (a)	5,916,260		5,804,645
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	311,663		301,441
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	523,838		502,340
Switch Ltd., Series 2024-2A, Class A2, 5.44%, 06/25/2054 (a)	4,025,000		3,987,227
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	3,550,000		3,563,633
Uniti Group, Inc., Series 2026-1A, Class A2, 5.22%, 02/25/2056 (a)	3,750,000		3,720,360
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047 (a)	1,894,140		1,884,345
Veros Automobile Receivables Trust, Series 2026-1, Class B, 4.84%, 05/15/2029 (a)	3,649,000		3,626,564
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056 (a)	6,350,000		6,183,285
TOTAL ASSET-BACKED SECURITIES (Cost $187,229,027)			186,028,571

COLLATERALIZED LOAN OBLIGATIONS - 1.0%	Par		Value
Aimco CDO, Series 2019-10A, Class A1R3, 4.89% (3 mo. Term SOFR + 1.19%), 07/22/2039 (a)	5,000,000		5,001,843
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 04/20/2034 (a)	3,125,000		3,125,723
CQS US CLO, Series 2025-4AR, Class A1R, 4.95% (3 mo. Term SOFR + 1.27%), 07/20/2039 (a)	2,500,000		2,501,237
Dryden Senior Loan Fund
Series 2018-55A, Class C, 5.83% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	1,000,000		1,003,377
Series 2018-64A, Class B, 5.34% (3 mo. Term SOFR + 1.66%), 04/18/2031 (a)	1,600,000		1,603,665
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 07/15/2036 (a)	3,450,000		3,451,766
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.13% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	4,500,000		4,501,125
OCP CLO Ltd., Series 2023-29A, Class BR, 5.23% (3 mo. Term SOFR + 1.55%), 01/20/2036 (a)	2,750,000		2,752,768
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	6,000,000		6,006,023
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,925,000)			29,947,527

U.S. GOVERNMENT AGENCY ISSUES - 0.4%	Par		Value
SBA Office of Investments and Innovation
Series 2024-10A, Class 1, 5.04%, 03/10/2034	8,574,834		8,662,562
Series 2025-10B, Class 1, 4.53%, 09/10/2035	2,996,915		2,976,339
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,571,749)			11,638,901

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.5%	Par / Shares		Value
Money Market Funds - 4.1%
GS Financial Square Government Fund - Institutional Class, 3.53% (g)	124,714,587		124,714,587

Repurchase Agreements - 2.4%
Clear Street LLC, 3.67%, dated 03/31/2026, matures 07/01/2026, repurchase price $76,507,799 (collateralized by various mortgage backed securities: maturing between 11/1/2030-3/20/2065 and coupon rates between 2.84%-7.00%: total value $76,237,644)	75,000,000		75,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $199,714,587)			199,714,587

TOTAL INVESTMENTS - 105.3% (Cost $3,288,941,494)			3,236,767,645
Money Market Deposit Account - 1.8% (h)			56,365,746
Liabilities in Excess of Other Assets - (7.1)%		(0.07184)	(220,713,498)
TOTAL NET ASSETS - 100.0%			$ 3,072,419,893

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $935,523,226 or 30.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $190,238,585.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)
As of June 30, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 1,311,200,164	$ –	$ 1,311,200,164
U.S. Treasury Securities	–	563,106,898	–	563,106,898
Mortgage-Backed Securities	–	407,880,615	–	407,880,615
Collateralized Mortgage Obligations	–	304,213,951	–	304,213,951
Bank Loans	–	223,036,431	–	223,036,431
Asset-Backed Securities	–	186,028,571	–	186,028,571
Collateralized Loan Obligations	–	29,947,527	–	29,947,527
U.S. Government Agency Issues	–	11,638,901	–	11,638,901
Investments Purchased with Proceeds from Securities Lending	124,714,587	75,000,000	–	199,714,587
Total Investments	$ 124,714,587	$ 3,112,053,058	$ –	$ 3,236,767,645

Refer to the Schedule of Investments for further disaggregation of investment categories.